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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

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
Check here if Amendment [X];                               Amendment Number: 2
This Amendment (Check only one.):                          [_] is a restatement.
                                                           [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                                      CITADEL LIMITED PARTNERSHIP
Address:                                                   131 SOUTH DEARBORN
                                                           CHICAGO, IL 60603

13F File Number:                                           28-5912
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   GERALD A. BEESON
Title:  CHIEF FINANCIAL OFFICER
Phone:  (312) 395-3121

Signature, Place, and Date of Signing:

  /s/ Gerald A. Beeson          CHICAGO, ILLINOIS             7/31/2008
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS PUBLIC FORM 13F REPORT AND
FILED SEPARATELY WITH THE COMMISSION.


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         29

Form 13F Information Table Value Total:  $221,821 (thousands)

List of Other Included Managers:

NONE

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
                                  FORM 13F                        (SEC USE ONLY)
Page 1 of 2 Name of Reporting Manager Citadel Limited Partnership

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
Item 1:             Item 2:       Item 3:      Item 4:           Item 5:         Item 6:   Item 7:         Item 8:
-------          -------------- ----------- -------------- -------------------- ---------- -------- ---------------------
                                                                                                      Voting Authority
                                                                                                    ---------------------
                                                Value      Shrs or Prn Sh/ Put/ Investment  Other
Name of Issuer   Title of Class    CUSIP    (In thousands)     Amt     Prn Call Discretion Managers   Sole    Shared None
--------------   -------------- ----------- -------------- ----------- --- ---- ---------- -------- --------- ------ ----
CHOICE HOTELS
  INTL INC CMN
  STOCK               Cmn       169905 10 6        368         10,798  Sh          Sole      N/A       10,798
FREEPORT-
  MCMORAN
  COPPER CMN
  STK                 Cmn       35671D 85 7      5,905         61,374  Sh          Sole      N/A       61,374
MARRIOTT INTL
  INC                 Cmn       571903 20 2      1,196         34,801  Sh          Sole      N/A       34,801
ORIENT
  EXPRESS
  HOTELS LTD
  -A                  Cmn       G67743 10 7     54,485      1,262,389  Sh          Sole      N/A    1,262,389
PALM INC COM
  STK                 Cmn       696643 10 5      3,004        600,744  Sh          Sole      N/A      600,744
PRECISION
  CASTPARTS
  CORP CMN
  STK                 Cmn       740189 10 5     23,743        232,595  Sh          Sole      N/A      232,595
RTI
  INTERNATIONAL
  METALS CMN
  STK                 Cmn       74973W 10 7      3,328         73,610  Sh          Sole      N/A       73,610
STEEL
  DYNAMICS
  INC CMN
  STOCK               Cmn       858119 10 0    118,147      3,575,886  Sh          Sole      N/A    3,575,886
VULCAN
  MATERIALS
  CO CMN STK          Cmn       929160 10 9      3,479         52,396  Sh          Sole      N/A       52,396
WENDY'S
  INTERNATIONAL
  COMMON
  NEW YORK            Cmn       950590 10 9        500         21,689  Sh          Sole      N/A       21,689
SEAGATE
  TECHNOLOGY
  COMMON
  STOCK               Cmn       G7945J 10 4        827         39,495  Sh          Sole      N/A       39,495
FREEPORT-
  MCMORAN
  COPPER              Opt (Put) 35671D 95 7        540            443      Put     Sole      N/A          N/A
FREEPORT-
  MCMORAN
  COPPER              Opt (Put) 35671D 95 7        360            352      Put     Sole      N/A          N/A
FREEPORT-
  MCMORAN
  COPPER              Opt (Put) 35671D 95 7        329            116      Put     Sole      N/A          N/A
FREEPORT-
  MCMORAN
  COPPER              Opt (Put) 35671D 95 7        259             54      Put     Sole      N/A          N/A
   COLUMN
     TOTALS                                    216,471

                                  FORM 13F                        (SEC USE ONLY)
Page 2 of 2 Name of Reporting Manager Citadel Limited Partnership

Item 1:            Item 2:         Item 3:      Item 4:           Item 5:         Item 6:   Item 7:      Item 8:
-------         --------------   ----------- -------------- -------------------- ---------- -------- ----------------
                                                                                                     Voting Authority
                                                                                                     ----------------
                                                 Value      Shrs or Prn Sh/ Put/ Investment  Other
Name of Issuer  Title of Class      CUSIP    (In thousands)     Amt     Prn Call Discretion Managers Sole Shared None
--------------  --------------   ----------- -------------- ----------- --- ---- ---------- -------- ---- ------ ----
FREEPORT-
  MCMORAN
  COPPER          Opt (Put)      35671D 95 7        215         287          Put    Sole      N/A    N/A
FREEPORT-
  MCMORAN
  COPPER          Opt (Put)      35671D 95 7        208          30          Put    Sole      N/A    N/A
VULCAN
  MATERIALS CO    Opt (Put)      929160 95 9        329          93          Put    Sole      N/A    N/A
VULCAN
  MATERIALS CO    Opt (Put)      929160 95 9        205         163          Put    Sole      N/A    N/A
SEAGATE
  TECHNOLOGY      Opt (Put)      G7945J 95 4        344         615          Put    Sole      N/A    N/A
SEAGATE
  TECHNOLOGY      Opt (Put)      G7945J 95 4        206         216         Put     Sole      N/A    N/A
FREEPORT-
  MCMORAN
  COPPER          Opt (Call)     35671D 90 7      1,024         792         Call    Sole      N/A    N/A
FREEPORT-
  MCMORAN
  COPPER          Opt (Call)     35671D 90 7        490         335         Call    Sole      N/A    N/A
FREEPORT-
  MCMORAN
  COPPER          Opt (Call)     35671D 90 7        427         541         Call    Sole      N/A    N/A
FREEPORT-
  MCMORAN
  COPPER          Opt (Call)     35671D 90 7        396         471         Call    Sole      N/A    N/A
FREEPORT-
  MCMORAN
  COPPER          Opt (Call)     35671D 90 7        364          79         Call    Sole      N/A    N/A
FREEPORT-
  MCMORAN
  COPPER          Opt (Call)     35671D 90 7        259          90         Call    Sole      N/A    N/A
STEEL
  DYNAMICS INC    Opt (Call)     858119 90 0        541         852         Call    Sole      N/A    N/A
STEEL
  DYNAMICS INC    Opt (Call)     858119 90 0        342         382         Call    Sole      N/A    N/A
   COLUMN
     TOTALS                                       5,350
   LONG
     MARKET
     VALUE                                      221,821
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